Net Interest Expense and Other Net Finance Expense - Schedule of Interest Expense (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net interest expense income [line items]
Interest on finance leases	CAD 0.1	CAD 0.3
Other	1.6	1.1
Total interest expense	29.0	31.4
Interest income on available-for-sale investment debt securities	(2.4)	(2.1)
Other	(0.8)	(0.7)
Total interest income	(3.2)	(2.8)
Net interest expense	25.8	28.6
Notes payable [member]
Disclosure of net interest expense income [line items]
Interest Expense	2.9	4.4
Revolving credit facilities [member]
Disclosure of net interest expense income [line items]
Interest Expense	CAD 24.4	19.8
Senior secured notes [member]
Disclosure of net interest expense income [line items]
Interest Expense		CAD 5.8